Finance lease receivables	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about leases for lessor [abstract]
Finance lease receivables	Finance lease receivables
The group leases a variety of assets to third parties under finance leases, including transport assets (such as aircraft), property and general plant and machinery. At the end of lease terms, assets may be sold to third parties or leased for further terms. Rentals are calculated to recover the cost of assets less their residual value, and earn finance income.

	2024			2023
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present Value
	£m	£m	£m	£m	£m	£m
Lease receivables:
No later than one year	132	(22)	110	238	(27)	211
One to two years	113	(15)	98	231	(24)	207
Two to three years	97	(13)	84	113	(15)	98
Three to four years	80	(11)	69	116	(13)	103
Four to five years	57	(10)	47	65	(12)	53
Later than one year and no later than five years	347	(49)	298	525	(64)	461
Later than five years	241	(18)	223	311	(28)	283
At 31 Dec	720	(89)	631	1,074	(119)	955